Note 52 - Accountant Fees And Services - Auditors Remuneration For Audit Services (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Auditors Remuneration Abstract
Audits Of The Companies Audited By Firms Belonging To The Deloitte Worldwide Organizartions And Other Reports a Related With The Audit	[1],[2]	€ 28,100,000	€ 26,100,000	€ 27,200,000
Issued By The National Supervisory Bodies Of The Countries In Which The Group Operates Reviewed By Firms Belonging To The Deloitte Worldwide Organization	[1]	1,500,000	1,500,000	1,900,000
Fees For Audits Conducted By Other Firms	[1]	€ 0	€ 100,000	€ 100,000

[1]	(**) Regardless of the billed year.
[2]	(*) Including fees pertaining to annual legal audits (€24.1, €22.4 and €22.6 million as of December 31, 2019, 2018 and 2017, respectively).